Nationwide(R) VLI
Separate Account-4
June 30, 1998


                  The BEST
                    of AMERICA(R)
                         America's FUTURE Life Series(SM)


                                                            '98
                               Semi-Annual Report

--------------------------------------------------------------------------------


                                                           [LOGO]

                                              Nationwide Life Insurance Company
                                                  Home Office: Columbus, Ohio


VLOB-0161 (6/98)

                                     [LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                               PRESIDENT'S MESSAGE

         We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VLI Separate Account-4.

         The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

         We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

         Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ JOSEPH J. GASPER
                             ---------------------
                           Joseph J. Gasper, President
                                 August 17, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)



ASSETS:

  Investments at market value:

    American Century VP- American Century VP Income & Growth (ACVPIncGr)
      1,850 shares (cost $11,463) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $    11,672

    American Century VP- American Century VP International (ACVPInt)
      41,160 shares (cost $322,709) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        330,930

    American Century VP- American Century VP Value (ACVPValue)
      14,985 shares (cost $104,142) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        101,898

    The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
      6,743 shares (cost $192,435) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         199,326

    Dreyfus Stock Index Fund (DryStkIx)
      75,479 shares (cost $2,248,918) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      2,265,884

    Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
      2,332 shares (cost $76,815) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         78,513

    Fidelity VIP- Equity-Income Portfolio - Service Class (FidVIPEI)
      25,786 shares (cost $648,119) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        648,764

    Fidelity VIP- Growth Portfolio - Service Class (FidVIPGr)
      8,391 shares (cost $313,698) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         321,294

    Fidelity VIP- High Income Portfolio - Service Class (FidVIPHI)
      30,331 shares (cost $382,777) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        382,781

    Fidelity VIP- Overseas Portfolio - Service Class (FidVIPOv)
      5,700 shares (cost $118,183) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         117,487

    Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)
      27,430 shares (cost $585,801) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        602,088

    Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)
      11,439 shares (cost 231,762) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         233,809

    Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)
      2,296 shares (cost $22,147) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         21,352

    Nationwide SAT- Balanced Fund (NSATBal)
      9,000 shares (cost $96,089) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         95,939

    Nationwide SAT- Capital Appreciation Fund (NSATCapAp)
      20,007 shares (cost $494,333) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        503,975

    Nationwide SAT- Equity Income Fund (NSATEqInc)
      271 shares (cost $2,935) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           2,987

    Nationwide SAT- Global Equities Fund (NSATGlobEq)
      3,175 shares (cost $36,303) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         36,221

    Nationwide SAT- Government Bond Fund (NSATGvtBd)
      24,391 shares (cost $281,064) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        280,497

    Nationwide SAT- High Income Bond Fund (NSATHIncBd)
      5,626 shares (cost $58,781) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         58,346

    Nationwide SAT- Money Market Fund (NSATMyMkt)
      10,027,648 shares (cost $10,027,648) . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $10,027,648

                                                                     (Continued)

    Nationwide SAT- Multi Sector Bond Fund (NSATMSecBd)
      18,894 shares (cost $191,656) ..................................................................      190,072

    Nationwide SAT- Select Advisers Mid Cap Fund (NSATMidCap)
      3,191 shares (cost $33,994) ....................................................................       34,308

    Nationwide SAT- Small Cap Value Fund (NSATSmCapV)
      5,749 shares (cost $59,479) ....................................................................       58,579

    Nationwide SAT- Small Company Fund (NSATSmCo)
      15,966 shares (cost $270,635) ..................................................................      268,551

    Nationwide SAT- Strategic Growth Fund (NSATStrGro)
      9,221 shares (cost $100,219) ...................................................................      103,919

    Nationwide SAT- Strategic Value Fund (NSATStrVal)
      3,502 shares (cost $37,740) ....................................................................       36,530

    Nationwide SAT- Total Return Fund (NSATTotRe)
      42,258 shares (cost $788,521) ..................................................................      790,232

    Neuberger & Berman AMT- Guardian Portfolio (NBAMTGuard)
      1,518 shares (cost $21,220) ....................................................................       21,807

    Neuberger & Berman AMT- Mid-Cap Growth Portfolio (NBAMTMCGr)
      9,548 shares (cost $136,820) ...................................................................      140,168

    Neuberger & Berman AMT- Partners Portfolio (NBAMTPart)
      49,080 shares (cost $961,180) ..................................................................      944,798

    Oppenheimer VAF - Aggressive Growth Fund (OppAggGro)
      1,998 shares (cost $89,988) ....................................................................       93,594

    Oppenheimer VAF - Growth Fund (OppGro)
      9,528 shares (cost $319,033) ...................................................................      329,776

    Oppenheimer VAF - Growth & Income Fund (OppGrInc)
      27,468 shares (cost $597,933) ..................................................................      607,587

    Van Eck WIT- Worldwide Emerging Markets Fund (VEWrldEMkt)
      5,017 shares (cost $46,701) ....................................................................       41,893

    Van Eck WIT- Worldwide Hard Assets Fund (VEWrldHAs)
      375 shares (cost $4,554) .......................................................................        4,333

    Van Kampen American Capital LIT-
    Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
      8,716 shares (cost $130,506) ...................................................................      129,089

    Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc)
      28,106 shares (cost $318,546) ..................................................................      326,306

    Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
      12,763 shares (cost $154,552) ..................................................................      151,623

    Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
      3,013 shares (cost $36,389) ....................................................................       37,720
                                                                                                        -----------
         Total investments ...........................................................................   20,632,296
  Accounts receivable ................................................................................       56,479
                                                                                                        -----------
         Total assets ................................................................................   20,688,775
ACCOUNTS PAYABLE .....................................................................................    2,493,258
                                                                                                        -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .....................................................................  $18,195,517
                                                                                                        ===========



See accompanying notes to financial statements.

-------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

          FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS)
                             THROUGH JUNE 30, 1998
                                  (UNAUDITED)



                                                           TOTAL         ACVPINCGR     ACVPINT     ACVPVALUE
                                                           -----         ---------     -------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $     83,937           --           355          168
  Mortality and expense charges (note 3) ............        (14,192)         (16)         (165)         (51)
                                                        ------------      -------      --------      -------
    Net investment income ...........................         69,745          (16)          190          117
                                                        ------------      -------      --------      -------

  Proceeds from mutual fund shares sold .............      2,519,975          273        64,097          534
  Cost of mutual fund shares sold ...................     (2,517,456)        (269)      (61,854)        (545)
                                                        ------------      -------      --------      -------
    Realized gain (loss) on investments .............          2,519            4         2,243          (11)
  Change in unrealized gain (loss) on investments ...         76,508          207         8,220       (2,244)
                                                        ------------      -------      --------      -------
    Net gain (loss) on investments ..................         79,027          211        10,463       (2,255)
                                                        ------------      -------      --------      -------
  Reinvested capital gains ..........................         12,598           --         3,645        1,997
                                                        ------------      -------      --------      -------
    Net increase (decrease) in contract owners'
        equity resulting from operations ............        161,370          195        14,298         (141)
                                                        ------------      -------      --------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................     18,500,157        1,661       132,213       32,868
  Transfers between funds ...........................         (1,152)       9,171        83,098       33,857
  Surrenders ........................................             --           --            --           --
  Policy loans (net of repayments) (note 5) .........        (23,672)          --            --           --
  Deductions for surrender charges (note 2d) ........             --           --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...............................       (441,186)        (678)       (2,933)      (1,189)
                                                        ------------      -------      --------      -------
        Net equity transactions .....................     18,034,147       10,154       212,378       65,536
                                                        ------------      -------      --------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............     18,195,517       10,349       226,676       65,395
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........             --           --            --           --
                                                        ------------      -------      --------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $ 18,195,517       10,349       226,676       65,395
                                                        ============      =======      ========      =======



                                                        DRYSRGRO      DRYSTKIX     DRYCAPAP      FIDVIPEI
                                                        --------      --------     --------      --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................   $     --         4,686           --            --
  Mortality and expense charges (note 3) ............       (131)         (522)         (64)         (329)
                                                        --------      --------      -------      --------
    Net investment income ...........................       (131)        4,164          (64)         (329)
                                                        --------      --------      -------      --------

  Proceeds from mutual fund shares sold .............      1,346           265          320           598
  Cost of mutual fund shares sold ...................     (1,257)         (248)        (307)         (584)
                                                        --------      --------      -------      --------
    Realized gain (loss) on investments .............         89            17           13            14
  Change in unrealized gain (loss) on investments....      6,892        16,966        1,699           645
                                                        --------      --------      -------      --------
    Net gain (loss) on investments ..................      6,981        16,983        1,712           659
                                                        --------      --------      -------      --------
  Reinvested capital gains ..........................         --         2,002           --            --
                                                        --------      --------      -------      --------
    Net increase (decrease) in contract owners'
        equity resulting from operations ............      6,850        23,149        1,648           330
                                                        --------      --------      -------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .................................     87,657       206,258       36,429       133,058
  Transfers between funds ...........................     70,981       568,680       27,018       416,247
  Surrenders ........................................         --            --           --            --
  Policy loans (net of repayments) (note 5) .........         --            --           --            --
  Deductions for surrender charges (note 2d) ........         --            --           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...............................     (3,968)      (16,990)      (2,171)      (12,521)
                                                        --------      --------      -------      --------
        Net equity transactions .....................    154,670       757,948       61,276       536,784
                                                        --------      --------      -------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............    161,520       781,097       62,924       537,114
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........         --            --           --            --
                                                        --------      --------      -------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............   $161,520       781,097       62,924       537,114
                                                        ========      ========      =======      ========

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

         FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS)
                             THROUGH JUNE 30, 1998
                                  (UNAUDITED)


                                                          FIDVIPGR      FIDVIPHI     FIDVIPOV      FIDVIPCON
                                                          --------      --------     --------      ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............................  $      --            --           --            --
   Mortality and expense charges (note 3) .............       (172)         (247)         (96)         (257)
                                                         ---------      --------      -------      --------
     Net investment income ............................       (172)         (247)         (96)         (257)
                                                         ---------      --------      -------      --------
   Proceeds from mutual fund shares sold ..............        148           203          743           931
   Cost of mutual fund shares sold ....................       (140)         (198)        (725)         (902)
                                                         ---------      --------      -------      --------
     Realized gain (loss) on investments ..............          8             5           18            29
   Change in unrealized gain (loss) on investments ....      7,596             4         (696)       16,287
                                                         ---------      --------      -------      --------
     Net gain (loss) on investments ...................      7,604             9         (678)       16,316
                                                         ---------      --------      -------      --------
   Reinvested capital gains ...........................         --            --           --            --
                                                         ---------      --------      -------      --------
       Net increase (decrease) in contract owners'
         equity resulting from operations .............      7,432          (238)        (774)       16,059
                                                         ---------      --------      -------      --------

EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................................     57,519       199,669       29,968       124,447
   Transfers between funds ............................    187,661       153,686       70,326       352,366
   Surrenders .........................................         --            --           --            --
   Policy loans (net of repayments) (note 5) ..........         --            --           --            --
   Deductions for surrender charges (note 2d) .........         --            --           --            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ................................     (6,160)       (7,813)      (3,532)       (8,898)
                                                         ---------      --------      -------      --------
       Net equity transactions ........................    239,020       345,542       96,762       467,915
                                                         ---------      --------      -------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .................    246,452       345,304       95,988       483,974
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........         --            --           --            --
                                                         ---------      --------      -------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .................  $ 246,452       345,304       95,988       483,974
                                                         =========      ========      =======      ========





                                                        FIDVIPGROP     VKMSEMMKT     NSATBAL     NSATCAPAP
                                                        ----------     ---------     -------     ---------
INVESTMENT ACTIVITY:
   Reinvested dividends ...............................   $     --           --          629           718
   Mortality and expense charges (note 3) .............       (105)         (13)         (54)         (242)
                                                          --------      -------      -------      --------
     Net investment income ............................       (105)         (13)         575           476
                                                          --------      -------      -------      --------

   Proceeds from mutual fund shares sold ..............        386          669          203           258
   Cost of mutual fund shares sold ....................       (377)        (670)        (202)         (245)
                                                          --------      -------      -------      --------
     Realized gain (loss) on investments ..............          9           (1)           1            13
   Change in unrealized gain (loss) on investments ....      2,047         (791)        (151)        9,642
                                                          --------      -------      -------      --------
     Net gain (loss) on investments ...................      2,056         (792)        (150)        9,655
                                                          --------      -------      -------      --------
   Reinvested capital gains ...........................         --           --           --            --
                                                          --------      -------      -------      --------
       Net increase (decrease) in contract owners'
         equity resulting from operations .............      1,951         (805)         425        10,131
                                                          --------      -------      -------      --------

EQUITY TRANSACTIONS:
   Purchase payments received from
     contract owners ..................................     41,926        9,498       42,101       116,824
   Transfers between funds ............................    102,131        5,908       33,676       255,494
   Surrenders .........................................         --           --           --            --
   Policy loans (net of repayments) (note 5) ..........         --           --           --            --
   Deductions for surrender charges (note 2d) .........         --           --           --            --
   Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ................................     (3,512)        (406)        (896)      (12,442)
       Net equity transactions ........................    140,545       15,000       74,881       359,876

NET CHANGE IN CONTRACT OWNERS' EQUITY .................    142,496       14,195       75,306       370,007
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ...........         --           --           --            --
                                                          --------      -------      -------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD .................   $142,496       14,195       75,306       370,007
                                                          ========      =======      =======      ========

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

          FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS)
                             THROUGH JUNE 30, 1998
                                   (UNAUDITED)


                                                      NSATEQINC    NSATGLOBEQ   NSATGVTBD     NSATHINCBD
                                                      ---------    ----------   ---------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................  $    5          163         3,794           818
  Mortality and expense charges (note 3) ............      (1)         (23)         (148)          (35)
                                                       ------       ------       -------        ------
     Net investment income ..........................       4          140         3,646           783
                                                       ------       ------       -------        ------

  Proceeds from mutual fund shares sold .............      --          345           702           400
  Cost of mutual fund shares sold ...................      --         (343)         (708)         (401)
                                                       ------       ------       -------        ------
     Realized gain (loss) on investments ............      --            2            (6)           (1)
  Change in unrealized gain (loss) on investments ...      52          (82)         (566)         (435)
                                                       ------       ------       -------        ------
     Net gain (loss) on investments .................      52          (80)         (572)         (436)
                                                       ------       ------       -------        ------
  Reinvested capital gains ..........................      --           --            --            --
                                                       ------       ------       -------        ------
       Net increase (decrease) in contract owners'
         equity resulting from operations ...........      56           60         3,074           347
                                                       ------       ------       -------        ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................     258        9,873       136,989        21,117
  Transfers between funds ...........................   2,605       17,116        56,866        14,484
  Surrenders ........................................      --           --            --            --
  Policy loans (net of repayments) (note 5) .........      --           --            --            --
  Deductions for surrender charges (note 2d) ........      --           --            --            --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ..............................    (142)        (982)       (2,105)         (543)
                                                       ------       ------       -------        ------
       Net equity transactions ......................   2,721       26,007       191,750        35,058
                                                       ------       ------       -------        ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............   2,777       26,067       194,824        35,405
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........      --           --            --            --
                                                       ------       ------       -------        ------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............  $2,777       26,067       194,824        35,405
                                                       ======       ======       =======        ======


                                                       NSATMYMKT         NSATMSECBD    NSATMIDCAP   NSATSMCAPV
                                                       ---------         ----------    ----------   ----------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................. $    68,985            1,830            56           --
  Mortality and expense charges (note 3) ............      (9,850)             (93)          (10)         (29)
                                                      -----------          -------        ------       ------
     Net investment income ..........................      59,135            1,737            46          (29)
                                                      -----------          -------        ------       ------

  Proceeds from mutual fund shares sold .............   2,437,959               --           128          110
  Cost of mutual fund shares sold ...................  (2,437,959)              --          (127)        (109)
                                                      -----------          -------        ------       ------
     Realized gain (loss) on investments ............          --               --             1            1
  Change in unrealized gain (loss) on investments ...          --           (1,585)          314         (900)
                                                      -----------          -------        ------       ------
     Net gain (loss) on investments .................          --           (1,585)          315         (899)
                                                      -----------          -------        ------       ------
  Reinvested capital gains ..........................          --               --            --           --
                                                      -----------          -------        ------       ------
       Net increase (decrease) in contract owners'
         equity resulting from operations ...........      59,135              152           361         (928)
                                                      -----------          -------        ------       ------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................  16,224,265           89,421         3,481        9,892
  Transfers between funds ...........................  (4,830,482)          27,886        20,118       36,023
  Surrenders ........................................          --               --            --           --
  Policy loans (net of repayments) (note 5) .........     (23,672)              --            --           --
  Deductions for surrender charges (note 2d) ........          --               --            --           --
  Redemptions to pay cost of insurance
     charges and administration charges
     (notes 2b and 2c) ..............................    (299,120)          (1,343)         (517)        (948)
                                                      -----------          -------        ------       ------
       Net equity transactions ......................  11,070,991          115,964        23,082       44,967
                                                      -----------          -------        ------       ------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............  11,130,126          116,116        23,443       44,039
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          --               --            --           --
                                                      -----------          -------        ------       ------
CONTRACT OWNERS' EQUITY END OF PERIOD ............... $11,130,126          116,116        23,443       44,039
                                                      ===========          =======        ======       ======

                        NATIONWIDE VLI SEPARATE ACCOUNT-4
                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

         FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS)
                             THROUGH JUNE 30, 1998
                                  (UNAUDITED)




                                                      NSATSMCO     NSATSTRGRO   NSATSTRVAL    NSATTOTRE
                                                      --------     ----------   ----------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends .............................. $      --           --           56         1,463
  Mortality and expense charges (note 3) ............      (176)         (69)         (17)         (375)
                                                      ---------      -------      -------      --------
    Net investment income ...........................      (176)         (69)          39         1,088
                                                      ---------      -------      -------      --------

  Proceeds from mutual fund shares sold .............       249          495          176         1,425
  Cost of mutual fund shares sold ...................      (235)        (495)        (177)       (1,322)
                                                      ---------      -------      -------      --------
    Realized gain (loss) on investments .............        14           --           (1)          103
  Change in unrealized gain (loss) on investments ...    (2,085)       3,699       (1,210)        1,711
                                                      ---------      -------      -------      --------
    Net gain (loss) on investments ..................    (2,071)       3,699       (1,211)        1,814
                                                      ---------      -------      -------      --------
  Reinvested capital gains ..........................        --           --           --            --
                                                      ---------      -------      -------      --------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............    (2,247)       3,630       (1,172)        2,902
                                                      ---------      -------      -------      --------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................   114,502       47,047        6,006       200,078
  Transfers between funds ...........................   111,643       21,161       27,850       389,047
  Surrenders ........................................        --           --           --            --
  Policy loans (net of repayments) (note 5) .........        --           --           --            --
  Deductions for surrender charges (note 2d) ........        --           --           --            --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...............................    (5,726)      (1,536)        (611)      (17,284)
                                                      ---------      -------      -------      --------
      Net equity transactions .......................   220,419       66,672       33,245       571,841
                                                      ---------      -------      -------      --------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............   218,172       70,302       32,073       574,743
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........        --           --           --            --
                                                      ---------      -------      -------      --------
CONTRACT OWNERS' EQUITY END OF PERIOD ............... $ 218,172       70,302       32,073       574,743
                                                      =========      =======      =======      ========



                                                       NBAMTGUARD      NBAMTMCGR     NBAMTPART     OPPAGGGRO
                                                       ----------      ---------     ---------     ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..............................     $    --            --           114           26
  Mortality and expense charges (note 3) ............          (5)          (73)         (373)         (77)
                                                          -------      --------      --------      -------
    Net investment income ...........................          (5)          (73)         (259)         (51)
                                                          -------      --------      --------      -------

  Proceeds from mutual fund shares sold .............          32           660           449          778
  Cost of mutual fund shares sold ...................         (33)         (649)         (481)        (750)
                                                          -------      --------      --------      -------
    Realized gain (loss) on investments .............          (1)           11           (32)          28
  Change in unrealized gain (loss) on investments ...         587         3,348       (16,383)       3,606
                                                          -------      --------      --------      -------
    Net gain (loss) on investments ..................         586         3,359       (16,415)       3,634
                                                          -------      --------      --------      -------
  Reinvested capital gains ..........................          --            --         3,599          270
                                                          -------      --------      --------      -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ............         581         3,286       (13,075)       3,853
                                                          -------      --------      --------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
     contract owners ................................         490        19,431       156,876       49,498
  Transfers between funds ...........................      18,476        96,198       442,815       20,016
  Surrenders ........................................          --            --            --           --
  Policy loans (net of repayments) (note 5) .........          --            --            --           --
  Deductions for surrender charges (note 2d) ........          --            --            --           --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) ...............................        (285)       (2,423)      (10,126)      (2,435)
                                                          -------      --------      --------      -------
      Net equity transactions .......................      18,681       113,206       589,565       67,079
                                                          -------      --------      --------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ...............      19,262       116,492       576,490       70,932
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .........          --            --            --           --
                                                          -------      --------      --------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD ...............     $19,262       116,492       576,490       70,932
                                                          =======      ========      ========      =======

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                      STATEMENTS OF OPERATIONS AND CHANGES
                           IN CONTRACT OWNERS' EQUITY

          FOR THE PERIOD FEBRUARY 18, 1998 (COMMENCEMENT OF OPERATIONS)
                              THROUGH JUNE 30, 1998
                                  (UNAUDITED)


                                                                   OPPGRO      OPPGRINC    VEWRLDEMKT   VEWRLDHAS
                                                                 ---------     --------    ----------   ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................................    $       8            29           --          --
  Mortality and expense charges (note 3) ....................         (104)         (101)         (17)         (4)
                                                                 ---------      --------      -------      ------
    Net investment income ...................................          (96)          (72)         (17)         (4)
                                                                 ---------      --------      -------      ------

  Proceeds from mutual fund shares sold .....................           71           118           --          --
  Cost of mutual fund shares sold ...........................          (74)         (113)          --          --
                                                                 ---------      --------      -------      ------
    Realized gain (loss) on investments .....................           (3)            5           --          --
  Change in unrealized gain (loss) on investments ...........       10,744         9,654       (4,808)       (222)
                                                                 ---------      --------      -------      ------
    Net gain (loss) on investments ..........................       10,741         9,659       (4,808)       (222)
                                                                 ---------      --------      -------      ------
  Reinvested capital gains ..................................          101           645           --          --
                                                                 ---------      --------      -------      ------
      Net increase (decrease) in contract owners'
        equity resulting from operations ....................       10,746        10,232       (4,825)       (226)
                                                                 ---------      --------      -------      ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................................       42,315        44,812        8,374       1,094
  Transfers between funds ...................................      209,071       447,343       33,368       2,125
  Surrenders ................................................           --            --           --          --
  Policy loans (net of repayments) (note 5) .................           --            --           --          --
  Deductions for surrender charges (note 2d) ................           --            --           --          --
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................................       (3,534)       (1,405)        (764)       (272)
                                                                 ---------      --------      -------      ------
      Net equity transactions ...............................      247,852       490,750       40,978       2,947
                                                                 ---------      --------      -------      ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................      258,598       500,982       36,153       2,721
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................           --            --           --          --
                                                                 ---------      --------      -------      ------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 258,598       500,982       36,153       2,721
                                                                 =========      ========      =======      ======

                                                                  VKMSRESEC      WPGRINC      WPINTEQ     WPPVENCAP
                                                                  ---------     ---------    ---------    ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ......................................      $    34            --           --           --
  Mortality and expense charges (note 3) ....................          (67)          (13)         (54)         (14)
                                                                   -------      --------      -------      -------
    Net investment income ...................................          (33)          (13)         (54)         (14)
                                                                   -------      --------      -------      -------

  Proceeds from mutual fund shares sold .....................        3,901            45          766          192
  Cost of mutual fund shares sold ...........................       (3,954)          (44)        (757)        (202)
                                                                   -------      --------      -------      -------
    Realized gain (loss) on investments .....................          (53)            1            9          (10)
  Change in unrealized gain (loss) on investments ...........       (1,417)        7,761       (2,929)       1,331
                                                                   -------      --------      -------      -------
    Net gain (loss) on investments ..........................       (1,470)        7,762       (2,920)       1,321
                                                                   -------      --------      -------      -------
  Reinvested capital gains ..................................          339            --           --           --
                                                                   -------      --------      -------      -------
      Net increase (decrease) in contract owners'
        equity resulting from operations ....................       (1,164)        7,749       (2,974)       1,307
                                                                   -------      --------      -------      -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners .........................................       52,502         2,432        6,576          732
  Transfers between funds ...................................       44,871       311,397       79,382       29,169
  Surrenders ................................................           --            --           --           --
  Policy loans (net of repayments) (note 5) .................           --            --           --            -
  Deductions for surrender charges (note 2d) ................           --            --           --            -
  Redemptions to pay cost of insurance
    charges and administration charges
    (notes 2b and 2c) .......................................       (1,904)         (566)      (2,168)        (338)
                                                                   -------      --------      -------      -------
      Net equity transactions ...............................       95,469       313,263       83,790       29,563
                                                                   -------      --------      -------      -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .......................       94,305       321,012       80,816       30,870
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................           --            --           --           --
                                                                   -------      --------      -------      -------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................      $94,305       321,012       80,816       30,870
                                                                   =======      ========      =======      =======






See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-4

                          NOTES TO FINANCIAL STATEMENTS

                                  JUNE 30, 1998
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers Flexible Premium Variable Life Insurance Policies through the Account.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges, and note 3 for asset charges.

         Contract owners may invest in the following:

                    Portfolios of the American Century Variable Portfolios, Inc. (American Century VP);
                      American Century VP - American Century VP Income & Growth (ACVPIncGr)
                      American Century VP - American Century VP International (ACVPInt)
                      American Century VP - American Century VP Value
                      (ACVPValue)

                    The Dreyfus Socially Responsible Growth Fund, Inc.
                    (DrySRGro)

                    Dreyfus Stock Index Fund (DryStkIx)

                    Portfolio of the Dreyfus Variable Investment Fund (Dreyfus
                      VIF); Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)

                    Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEI)
                      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGr) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHI)
                      Fidelity VIP - Overseas Portfolio - Service Class
                      (FidVIPOv)

                    Portfolio of the Fidelity Variable Insurance Products Fund
                      II (Fidelity VIP-II); Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPCon)

                    Portfolio of the Fidelity Variable Insurance Products Fund
                      III (Fidelity VIP-III); Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOp)

                    Portfolio of the Morgan Stanley Universal Funds, Inc.
                      (Morgan Stanley); Morgan Stanley - Emerging Markets Debt Portfolio (VKMSEmMkt)

                    Funds of the Nationwide Separate Account Trust (Nationwide
                      SAT) (managed for a fee by an affiliated investment advisor);
                        Nationwide SAT - Balanced Fund (NSATBal)
                        Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc) Nationwide SAT - Global Equity Fund (NSATGlobEq) Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt)

                        Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Select Advisers Mid Cap Fund (NSATMidCap)
                        Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

                    Portfolios of the Neuberger & Berman Advisers Management
                      Trust (Neuberger & Berman AMT);
                        Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger & Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
                        Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

                    Funds of the Oppenheimer Variable Account Funds
                      (Oppenheimer VAF);
                    Oppenheimer VAF - Aggressive Growth Fund (OppAggGro) Oppenheimer VAF - Growth Fund (OppGro)
                    Oppenheimer VAF - Growth & Income Fund (OppGrInc)

                    Funds of the Van Eck Worldwide Insurance Trust (Van Eck
                      WIT);
                      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

                    Portfolio of the Van Kampen American Capital Life Investment
                      Trust (Van Kampen American Capital LIT); Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

                    Portfolios of the Warburg Pincus Trust;
                      Warburg Pincus Trust - Growth & Income Portfolio (WPGrInc) Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
                      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

         At June 30, 1998, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes not to exceed 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $10.00 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the eighth year.

         No surrender charge is assessed on any contract surrendered after the eighth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual effective rate multiplied by the Cash Value attributable to the Variable Account. The annual effective rate is 0.60% for the first $25,000 of Cash Value attributable to the Variable Account, 0.30% for the next $225,000 of Cash Value attributable to the Variable Account and 0.10% for all Cash Value attributable to the Variable Account in excess of $250,000. This charge is assessed monthly against each contract by liquidating units.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 1998.


                                                                                                               PERIOD
Contract owners' equity represented by:                     UNITS                UNIT VALUE                    RETURN
                                                            -----                ----------                    ------
The BEST of AMERICA(R)
America's FUTURE Life Series(SM):
  American Century VP - American
    Century VP Income & Growth ........................        881               $11.747054   $    10,349       17%(a)
  American Century VP - American
    Century VP International ..........................     18,090                12.530473       226,676       25%(a)
  American Century VP - American
    Century VP Value ..................................      6,175                10.590220        65,395        6%(a)
  The Dreyfus Socially Responsible
    Growth Fund, Inc ..................................     13,644                11.838204       161,520       18%(a)
  Dreyfus Stock Index Fund ............................     66,473                11.750590       781,097       18%(a)
  Dreyfus VIF -
    Capital Appreciation Portfolio ....................      5,212                12.072983        62,924       21%(a)
  Fidelity VIP - Equity-Income Portfolio -
    Service Class .....................................     48,594                11.053100       537,114       11%(a)
  Fidelity VIP - Growth Portfolio -
    Service Class .....................................     20,698                11.907054       246,452       19%(a)
  Fidelity VIP - High Income Portfolio -
    Service Class .....................................     32,951                10.479316       345,304        5%(a)
  Fidelity VIP - Overseas Portfolio -
    Service Class .....................................      8,282                11.589920        95,988       16%(a)
  Fidelity VIP-II - Contrafund Portfolio -
    Service Class .....................................     41,438                11.679483       483,974       17%(a)
  Fidelity VIP-III - Growth Opportunities
    Portfolio - Service Class .........................     12,800                11.132490       142,496       11%(a)
  Morgan Stanley -
    Emerging Markets Debt Portfolio ...................      1,476                 9.617372        14,195      (4)%(a)
  Nationwide SAT - Balanced Fund .......................     7,049                10.683287        75,306        7%(a)
  Nationwide SAT -
    Capital Appreciation Fund ..........................    31,022                11.927232       370,007       19%(a)
  Nationwide SAT - Equity Income Fund ..................       255                10.888731         2,777        9%(a)
  Nationwide SAT - Global Equity Fund ..................     2,282                11.422871        26,067       14%(a)
  Nationwide SAT - Government Bond Fund ................    18,734                10.399507       194,824        4%(a)
  Nationwide SAT - High Income Bond Fund ...............     3,356                10.549727        35,405        5%(a)
  Nationwide SAT - Money Market Fund ................... 1,084,559                10.262352    11,130,126        3%(a)
  Nationwide SAT - Multi Sector Bond Fund ..............    11,382                10.201708       116,116        2%(a)
  Nationwide SAT -
    Select Advisers Mid Cap Fund ......................      2,158                10.863196        23,443        9%(a)
  Nationwide SAT - Small Cap Value Fund ...............      4,231                10.408582        44,039        4%(a)
  Nationwide SAT - Small Company Fund .................     20,559                10.611985       218,172        6%(a)
  Nationwide SAT - Strategic Growth Fund ..............      6,369                11.038199        70,302       10%(a)

(a) This investment option was not being utilized for the entire period.

                                                                                           PERIOD
Contract owners' equity represented by:       UNITS       UNIT VALUE                       RETURN
                                              -----       ----------                       ------
Nationwide SAT - Strategic Value Fund ......   3,112       10.306219           32,073       3%(a)
Nationwide SAT - Total Return Fund .........  50,079       11.476720          574,743      15%(a)
Neuberger & Berman AMT -
  Guardian Portfolio .......................   1,409       13.670918           19,262      37%(a)
Neuberger & Berman AMT -
  Mid-Cap Growth Portfolio .................   9,241       12.605954          116,492      26%(a)
Neuberger & Berman AMT -
  Partners Portfolio .......................  54,401       10.597040          576,490       6%(a)
Oppenheimer VAF -
  Aggressive Growth Fund ...................   6,042       11.739804           70,932      17%(a)
Oppenheimer VAF-Growth Fund ................  22,096       11.703375          258,598      17%(a)
Oppenheimer VAF -
  Growth & Income Fund .....................  44,301       11.308591          500,982      13%(a)
Van Eck WIT -
  Worldwide Emerging Markets Fund ..........   4,680        7.724914           36,153    (23)%(a)
Van Eck WIT -
  Worldwide Hard Assets Fund ...............     314        8.666521            2,721    (13)%(a)
Van Kampen American Capital LIT -
  Morgan Stanley Real Estate
  Securities Portfolio .....................   9,914        9.512323           94,305     (5)%(a)
Warburg Pincus Trust -
  Growth & Income Portfolio ................  28,562       11.239112          321,012      12%(a)
Warburg Pincus Trust -
  International Equity Portfolio ...........   7,136       11.325078           80,816      13%(a)
Warburg Pincus Trust -
  Post Venture Capital Portfolio ...........   2,727       11.320072           30,870      13%(a)
                                               =====       =========      ===========

                                                                          $18,195,517
                                                                          ===========


(a) This investment option was not being utilized for the entire period.

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
NATIONWIDE LIFE INSURANCE COMPANY                                                   Bulk Rate
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220                     U.S. Postage
                                                                                      PAID
                                                                                 Columbus, Ohio
                                                                                 Permit No. 521
































Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company